Note 16 - Tax Expense - Movement in Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	$ (4,921)	$ (7,840)
Recognised in profit or loss	(5,168)	(6,838)
Foreign exchange movement	4,111	9,757
Deferred tax assets (liabilities)	(5,978)	(4,921)
Recognised in profit or loss	(5,168)	(6,838)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	(6,323)	(9,328)
Recognised in profit or loss	(5,737)	(8,560)
Foreign exchange movement	5,712	11,565
Deferred tax assets (liabilities)	(6,348)	(6,323)
Recognised in profit or loss	(5,737)	(8,560)
Evaluation and exploration assets [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	(2)	(47)
Recognised in profit or loss	0	10
Foreign exchange movement	(144)	35
Deferred tax assets (liabilities)	(146)	(2)
Recognised in profit or loss	0	10
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	(163)	3
Recognised in profit or loss	90	(295)
Foreign exchange movement	138	129
Deferred tax assets (liabilities)	65	(163)
Recognised in profit or loss	90	(295)
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	(5)	(10)
Recognised in profit or loss	(5)	4
Foreign exchange movement	1	1
Deferred tax assets (liabilities)	(9)	(5)
Recognised in profit or loss	(5)	4
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	733	499
Recognised in profit or loss	0	1,179
Foreign exchange movement	(733)	(945)
Deferred tax assets (liabilities)	0	733
Recognised in profit or loss	0	1,179
Trade and other payables [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	814	989
Recognised in profit or loss	(111)	794
Foreign exchange movement	(513)	(969)
Deferred tax assets (liabilities)	190	814
Recognised in profit or loss	(111)	794
Provisions [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	25	54
Recognised in profit or loss	529	30
Foreign exchange movement	(350)	(59)
Deferred tax assets (liabilities)	204	25
Recognised in profit or loss	529	30
Other [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	0
Recognised in profit or loss	66
Foreign exchange movement	0
Deferred tax assets (liabilities)	66	$ 0
Recognised in profit or loss	$ 66